Shareholders’ Equity (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 14, 2021	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity [Line Items]
Deposited, escrow agent (in Dollars)			$ 500,000
Deducting charge fee (in Dollars)					$ 492,490
Aggregate of warrants				1,652,175
Contractual lives	3 years 6 months
Exercise price (in Dollars per share)	$ 8.3		$ 8.3
Purchase price (in Dollars per share)	$ 6.9
Fair value of warrants (in Dollars)			$ 12,200,000
Warrant outstanding			1,652,175	1,652,175
Warrant [Member]
Shareholders’ Equity [Line Items]
Aggregate of warrants	1,449,276
Placement Agent [Member]
Shareholders’ Equity [Line Items]
Aggregate of warrants			202,899
Contractual lives			3 years 6 months
Exercise price (in Dollars per share)			$ 8.3
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Sold and transferred shares		5,000,000
Investors shares	2,898,552
Ordinary shares, issued			24,254,842	24,254,842
Ordinary shares, outstanding			24,254,842	24,254,842
Contractual lives			1 year 5 months 12 days	2 years 5 months 12 days
Purchase of shares			1,652,175	1,652,175
Class A Ordinary Shares [Member] | Firebull Holding Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		5,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Cancelled shares		5,000,000
Ordinary shares, issued			2,100,000	2,100,000
Ordinary shares, outstanding			2,100,000	2,100,000
Class B Ordinary Shares [Member] | Firebull Holding Limited [Member]
Shareholders’ Equity [Line Items]
Ordinary shares		5,000,000
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding			24,254,842
Common Stock [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, outstanding			2,100,000